Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 481,123	$ 34,219
Accounts receivable	6,837	1,017
Prepaid expenses	17,398	11,528
Gross investment in lease (note 4)	14,640
Total current assets	519,998	46,764
Vessels (note 5)	4,697,249	4,210,872
Deferred charges (note 6)	45,917	37,607
Other assets (note 7)	88,754	81,985
Gross investment in lease (note 4)	95,798
Total assets	5,447,716	4,377,228
Liabilities and Shareholders' Equity
Accounts payable and accrued liabilities (note 14(a))	47,400	28,394
Current portion of deferred revenue (note 8)	23,257	10,696
Current portion of long-term debt (note 9)	81,482
Current portion of other long-term liabilities (Note 10)	37,649	19,096
Total current liabilities	189,788	58,186
Long-term deferred revenue (note 8)	12,503
Long-term debt (note 9)	2,914,247	2,396,771
Other long-term liabilities (note 10)	583,263	524,716
Fair value of financial instruments (note 16(c))	564,490	407,819
Shareholders' equity:
Preferred shares; $0.01 par value; 65,000,000 shares authorized
Additional paid in capital	1,860,979	1,526,822
Deficit	(622,406)	(469,616)
Accumulated other comprehensive loss	(55,986)	(68,161)
Total shareholders' equity	1,183,425	989,736
Total liabilities and shareholders' equity	5,447,716	4,377,228
Class A Common Shares [Member]
Shareholders' equity:
Common shares
Class B Common Shares [Member]
Shareholders' equity:
Common shares
Class C Common Shares [Member]
Shareholders' equity:
Common shares	$ 838	$ 691